Pledged Bank Deposits/Fixed Bank Deposits With Maturity Period Over Three Months/Bank Balances and Cash, and Other Cash Flow Information - Pledged Bank Deposits, Fixed Bank Deposits with Maturity Period Over Three Months and Bank Balance Denominated in Currencies Other than the Functional Currencies (Detail)
¥ in Thousands, $ in Thousands
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
US Dollar [member]
Disclosure of deposits [line items]
Pledged bank deposits, fixed bank deposits with maturity period over three months and bank balances	¥ 1,114	$ 171	¥ 2,588
Hong Kong Dollar ("HK$") [member]
Disclosure of deposits [line items]
Pledged bank deposits, fixed bank deposits with maturity period over three months and bank balances	¥ 1,005	$ 154	¥ 22